ORGANIZATION AND BUSINESS OVERVIEW (Details Narrative) $ / shares in Units, $ in Millions	Nov. 29, 2024 $ / shares shares	Aug. 26, 2022 shares	Aug. 10, 2022 USD ($) $ / shares shares	Aug. 04, 2022 $ / shares shares	Dec. 31, 2025 $ / shares shares	Feb. 06, 2025 shares	Dec. 31, 2024 $ / shares shares	Aug. 09, 2022 $ / shares shares	May 10, 2016 shares
Sale of stock number of shares issued in transaction		256,099
Common stock, shares authorized	600,000,000				600,000,000		600,000,000		30,000,000
Common stock, no par value | (per share)	$ 0
Common stock voting rights	Each of the Class A ordinary share and Class B ordinary share has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty votes on any resolutions.
Common Class A [Member]
Common stock, shares authorized	280,000,000
Shares outstanding						16,256,099
Common Class B [Member]
Common stock, shares authorized	20,000,000
Shares outstanding						4,000,000
Non Voting Ordinary Shares [Member]
Common stock, shares authorized	300,000,000
Maximum [Member] | Common Class A [Member]
Shares outstanding						4,064,050
Maximum [Member] | Common Class B [Member]
Shares outstanding						1,000,000
IPO [Member]
Sale of stock number of shares issued in transaction			5,000,000	5,000,000
Share price per share | $ / shares			$ 4.00	$ 4.00				$ 6.00
Proceeds from issuance initial public offering | $			$ 20
IPO [Member] | Maximum [Member]
Warrants to purchase of ordinary shares								500,000